Net Defined Benefits Liability (Asset) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [Abstract]
Details of net defined benefit liability
(1)	Details of net defined benefit liability are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Present value of defined benefit obligation	1,071,170	1,275,020
Fair value of plan assets	(1,027,906)	(1,101,911)

Net defined benefit liability	43,264	173,109

Changes in the carrying value of defined benefit obligation
(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

	For the year ended December 31
	2016	2017	2018
Beginning balance	901,219	984,381	1,071,170
Current service cost	153,660	146,750	144,394
Interest cost	24,326	26,629	32,143
Remeasurements	(52,402)	(20,389)	100,854
Foreign currencies translation adjustments	80	(279)	(3)
Retirement benefit paid	(34,346)	(55,552)	(74,952)
Curtailment or settlement	(9,536)	(10,928)	—
Others	1,380	558	1,414

Ending balance	984,381	1,071,170	1,275,020

Changes in the plan assets
(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31
	2016	2017	2018
Beginning balance	801,528	990,653	1,027,906
Interest income	25,038	30,601	33,825
Remeasurements	(7,304)	(14,125)	(14,783)
Employer’s contributions	226,752	43,114	128,926
Retirement benefit paid	(33,341)	(51,877)	(71,672)
Curtailment or settlement	(9,198)	(11,052)	—
Others	(12,822)	40,592	(2,291)

Ending balance	990,653	1,027,906	1,101,911

Current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements
(5)

Current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements recognized in the consolidated statements comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31
	2016	2017	2018
Current service cost	153,660	146,750	144,394
Net interest income	(712)	(3,972)	(1,682)
Loss on the curtailment or settlement	(339)	124	—

Cost recognized in net income	152,609	142,902	142,712

Remeasurements	(45,098)	(6,264)	115,637

Cost recognized in total comprehensive income	107,511	136,638	258,349

Key actuarial assumptions used in net defined benefit liability measurement
(6)	Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2016	December 31, 2017	December 31, 2018
Discount rate	2.85%	3.18%	2,69%
Future wage growth rate	6.05%	6.18%	6.18%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification

The weighted average maturity of defined benefit liability is 8.05 ~ 13.21 years.

Sensitivity to actuarial assumptions used in the assessment of defined benefit obligation
(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2017(*)	December 31, 2018(*)
Discount rate	Increase by 1% point	(116,405)	(116,812)
	Decrease by 1% point	137,151	136,990
Future wage growth rate	Increase by 1% point	136,707	135,767
	Decrease by 1% point	(117,765)	(118,020)

(*)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.